Loss Per Share Attributable To Ordinary Equity Holders of The Parent	12 Months Ended
Dec. 31, 2025
Loss Per Share Attributable To Ordinary Equity Holders of The Parent [Abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
11.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares of 43,342,068, 95,776,708 and 95,923,415 in issue during the years ended December 31, 2023, 2024 and 2025, respectively.

Basic loss per share is computed on the basis of the weighted average number of ordinary shares outstanding during the period of the financial statements.

Diluted loss per share of ordinary stock is computed on the basis of the weighted average number of shares of ordinary stock and dilutive securities (such as stock options, restricted shares and convertible securities) outstanding. As of December 31, 2023 the Company had 3,869,554 dilutive shares relating to options. As of December 31, 2024 the Company had 920,000 dilutive shares relating to restricted shares. As of December 31, 2025 the Company had 4,458,500 dilutive shares relating to restricted shares. Dilutive securities that have an anti-dilutive effect on diluted loss per share are excluded from the calculation.

No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2023, 2024 and 2025 in respect of a dilution as the impact of the outstanding share options, restricted share units had an anti-dilutive effect on the basic loss per share amounts presented.

In February 2026, the Company entered into securities purchase agreements with certain investors in connection with private placement financing (PIPE) and 39,230,769 ordinary shares was issued. The issuance of the ordinary shares would have changed significantly the number of ordinary shares outstanding at the end of the period if the transactions had occurred before the end of the reporting period.